Other Operating Expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of other operating expenses
Other operating expenses, Total	$ 2,336,556	$ 2,298,760	$ 2,479,538
Directors' fees [Member]
Summary of other operating expenses
Other operating expenses, Total	103,250	115,250	118,675
Stationery and supplies [Member]
Summary of other operating expenses
Other operating expenses, Total	173,163	166,602	152,549
Regulatory assessment and deposit insurance [Member]
Summary of other operating expenses
Other operating expenses, Total	271,721	315,053	422,515
Advertising [Member]
Summary of other operating expenses
Other operating expenses, Total	211,875	154,380	88,932
Postage and transportation [Member]
Summary of other operating expenses
Other operating expenses, Total	160,141	164,616	162,462
Other taxes [Member]
Summary of other operating expenses
Other operating expenses, Total	162,470	176,843	141,095
Service Expense [Member]
Summary of other operating expenses
Other operating expenses, Total	482,780	382,837	349,319
Other [Member]
Summary of other operating expenses
Other operating expenses, Total	$ 771,156	$ 823,179	$ 1,043,991